Fair Value Of Financial Assets And Liabilities Fair value and carrying amount of financial assets and liabilities measured at amortized cost (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets	₩ 16,715,679	₩ 13,985,177
Loans and receivables	265,570,649	259,565,952
Deposits due to customers	234,682,775	221,001,466
Borrowings	14,754,506	18,785,325
Debentures	27,889,781	24,004,668
Other financial liabilities	13,890,789	21,984,171
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets	16,749,296	13,910,251	$ 15,691,383
Loans and receivables	267,106,204	258,392,633	250,235,337
Deposits due to customers	234,695,084	221,020,411	219,871,357
Borrowings	14,784,706	18,769,515	13,850,880
Debentures	27,869,651	23,565,449	26,109,358
Other financial liabilities	13,892,461	21,985,086	$ 13,014,991
HTM financial assets | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets	₩ 1,206,292	₩ 741,880
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables	Risk-free market rate, Credit spread	Risk-free market rate, Credit spread
HTM financial assets | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets	₩ 15,509,387	₩ 13,243,297
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.	The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables	Risk-free market rate, Credit spread	Risk-free market rate, Credit spread
Loans and receivables | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and receivables	₩ 265,570,649	₩ 259,565,952
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables	Risk-free market rate, Credit spread, Prepayment-rate	Risk-free market rate, Credit spread, Prepayment-rate
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 234,682,775	₩ 221,001,466
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.
Input variables	Risk-free market rate, Forward rate	Risk-free market rate, Forward rate
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 14,754,506	₩ 18,785,325
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.
Input variables	Risk-free market rate, Forward rate	Risk-free market rate, Forward rate
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 27,889,781	₩ 24,004,668
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.
Input variables	Risk-free market rate, Forward rate	Risk-free market rate, Forward rate
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 13,890,789	₩ 21,984,171
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting the credit rating of the Group.
Input variables	Risk-free market rate, Forward rate	Risk-free market rate, Forward rate